Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,363	¥ 2,485
Carrying amount of variable interests, Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	3,414	2,531
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	65	58
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	65	58
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	173	133
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	173	133
Mortgage and mortgage-backed securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,843	2,137
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,843	2,137
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	161	96
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	161	96
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	18	27
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	28	25
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	28	25
Short-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	7	2
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	7	2
Long-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	82	29
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	82	29
Other assets [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4	5
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4	5
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 33	¥ 19